Reversal of loss allowance/(loss allowance) on trade receivables	6 Months Ended
Jun. 30, 2024
Reversal of loss allowance/(loss allowance) on trade receivables
Reversal of loss allowance/(loss allowance) on trade receivables

8. Reversal of loss allowance/(loss allowance) on trade receivables

The reversal of loss allowance for the three months ended June 30, 2024, is $2.4 million (three months ended June 30, 2023: loss allowance of $1.0 million) and the loss allowance for the six months ended June 30, 2024, is $2.2 million (six months ended June 30, 2023: $4.5 million). This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.